COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund

(the "Fund")

Supplement dated November 16, 2012 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A and Class I shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the Class I column of the table entitled "Annual Fund Operating Expenses" and the Class I row of the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.02%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.23%
Fee waivers and/or reimbursements(b)	-0.02%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class I.

Example

	1 year*	3 years*	5 years*	10 years*
Class I Shares	$22	$72	$127	$291

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund

(the "Fund")

Supplement dated November 16, 2012 to

the Fund's prospectus dated November 8, 2012

The Fund's prospectus offering Class R5 shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R5 Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.07%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.28%
Fee waivers and/or reimbursements(b)	-0.07%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%

(a)	Other expenses are based on estimated amounts for the current fiscal year.
(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.

Example

	1 year*	3 years*	5 years*	10 years*
Class R5 Shares	$22	$83	$150	$349

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Mid Cap Index Fund Class I) | (Columbia Mid Cap Index Fund)
COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund
(the "Fund")

Supplement dated November 16, 2012 to
the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A and Class I shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the Class I column of the table entitled "Annual Fund Operating Expenses" and the Class I row of the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Index Fund)		Class I Shares (Columbia Mid Cap Index Fund Class I)
Management fees		0.20%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.02%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses		0.23%
Fee waivers and/or reimbursements	[2]	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.21%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class I.

Example
Expense Example (Columbia Mid Cap Index Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class I Shares (Columbia Mid Cap Index Fund Class I)	[1]	22	72	127	291
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

(Columbia Mid Cap Index Fund Class R5) | (Columbia Mid Cap Index Fund)
COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund
(the "Fund")

Supplement dated November 16, 2012 to
the Fund's prospectus dated November 8, 2012

The Fund's prospectus offering Class R5 shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Index Fund)		Class R5 Shares (Columbia Mid Cap Index Fund Class R5)
Management fees		0.20%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.07%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses		0.28%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.21%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.

Example
Expense Example (Columbia Mid Cap Index Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class R5 Shares (Columbia Mid Cap Index Fund Class R5)	[1]	22	83	150	349
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Annual Fund Operating Expenses ((Columbia Mid Cap Index Fund))	0 Months Ended
Nov. 16, 2012
(Columbia Mid Cap Index Fund Class I) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02% [1]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.23%
Fee waivers and/or reimbursements	(0.02%) [2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%
(Columbia Mid Cap Index Fund Class R5) | Class R5 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07% [3]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.28%
Fee waivers and/or reimbursements	(0.07%) [4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class I.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2012
Prospectus Date	rr_ProspectusDate	Nov 16, 2012
(Columbia Mid Cap Index Fund Class I) | (Columbia Mid Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Columbia Mid Cap Index Fund Class I - Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund
(the "Fund")

Supplement dated November 16, 2012 to
the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A and Class I shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the Class I column of the table entitled "Annual Fund Operating Expenses" and the Class I row of the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-15
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
(Columbia Mid Cap Index Fund Class I) | (Columbia Mid Cap Index Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.23%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	22	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	72	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	127	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	291	[5]
(Columbia Mid Cap Index Fund Class R5) | (Columbia Mid Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Columbia Mid Cap Index Fund Class R5 - Supplement [Text Block]	columbia_SupplementTextBlock_01
COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund
(the "Fund")

Supplement dated November 16, 2012 to
the Fund's prospectus dated November 8, 2012

The Fund's prospectus offering Class R5 shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-15
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
(Columbia Mid Cap Index Fund Class R5) | (Columbia Mid Cap Index Fund) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	22	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	150	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	349	[5]
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class I.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.
[5]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.